Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation
Schedule of share-based compensation expenses

	For the year ended December 31,
	2020	2021	2022

	(RMB in millions)
Cost of revenues	98	102	143
Fulfillment	646	882	930
Marketing	347	586	631
Research and development	1,400	1,781	1,557
General and administrative	1,665	5,783	4,287

Total	4,156	9,134	7,548

Employee and non-employee
Share-based compensation
Schedule of RSUs activity
A summary of activities of the service-based RSUs for the years ended December 31, 2020, 2021 and 2022 is presented as follows:

	Number of RSUs	Weighted- Average Grant-Date Fair Value
		US$
Unvested as of December 31, 2019	100,831,204	15.35

Granted	42,621,084	26.44
Vested	(20,632,596)	15.25
Forfeited or cancelled	(14,550,450)	16.13

Unvested as of December 31, 2020	108,269,242	19.62

Granted	30,069,498	39.93
Vested	(23,834,466)	18.89
Forfeited or cancelled	(19,395,408)	21.30

Unvested as of December 31, 2021	95,108,866	25.89

Granted	13,951,100	29.81
Vested	(23,123,292)	23.04
Forfeited or cancelled	(14,295,620)	25.94

Unvested as of December 31, 2022	71,641,054	27.56

Schedule of service-based share options activity
A summary of activities of the service-based share options for the years ended December 31, 2020, 2021 and 2022 is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$ in millions
Outstanding as of December 31, 2019	10,224,124	6.39	4.3	115
Exercised	(5,073,294)	6.23
Forfeited or cancelled	(243,770)	10.24

Outstanding as of December 31, 2020	4,907,060	6.38	3.0	184

Exercised	(1,962,856)	5.49
Forfeited or cancelled	(7,092)	13.42

Outstanding as of December 31, 2021	2,937,112	6.95	2.9	82

Exercised	(620,476)	5.70
Forfeited or cancelled	(2,500)	3.96

Outstanding as of December 31, 2022	2,314,136	7.29	2.2	48

Vested and expected to vest as of December 31, 2022	2,298,132	7.25	2.2	48
Exercisable as of December 31, 2022	2,247,452	7.12	2.1	47